Other income/(expense)	12 Months Ended
Dec. 31, 2023
Other income/(expense)
Other income/(expense)

23. Other income/(expense)

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Other income:
Foreign exchange gains	8,661	—	1,671
Government grants	3,134	1,434	318
Others	1,154	399	437
	12,949	1,833	2,426
Other expense:
Impairment of property, plant and equipment	(3,678)	—	—
Impairment of right-of-use assets	(2,088)	—	—
Foreign exchange losses	—	(5,704)	—
Fair value losses on warrant	—	(2,452)	(12,548)
Others	(2,636)	(5,353)	(95)
	(8,402)	(13,509)	(12,643)